RESEARCH AND DEVELOPMENT EXPENSES - Disclosure of research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research And Development Expenses [Abstract]
Payroll and related expenses	$ 18,341	$ 15,309	$ 14,820
Suppliers and subcontractors	3,780	3,416	4,193
Office and maintenance	586	684	602
Share-based payment	1,355	1,148	1,279
Depreciation and amortization	1,312	1,371	1,238
Research and development expenses	$ 25,374	$ 21,928	$ 22,132